File Number: 333-87233

                                                Filed Pursuant to Rule 497(e) of
                                                  the Securities Act of 1933




                                                               February 10, 2012



				  Pioneer Research Fund

                Supplement to the May 1, 2011 Summary Prospectus, as in
		     Effect and as May be Amended from Time to Time


Fund summary

The following replaces the information in the "Management" chart:


Portfolio management   Paul Cloonan, senior vice president of Pioneer and
		       co-head of equity research - U.S. (portfolio manager of the fund since 2005); Bradley Galko, vice president and analyst at Pioneer (portfolio manager of the fund since
		       2005); and James Moynihan, vice president and analyst at Pioneer (portfolio manager of the fund since 2010).





                                                                  25367-00-0212
                                       (C) 2012 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC